SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Feb. 28, 2025
SHORT-TERM INVESTMENTS.
Schedule of short term investments

	As of	As of
	February 29,	February 28,
	2024	2025
Held-to-maturity investments (1)	$135,355	$445,356
Variable-rate financial instruments (2)	936,488	1,401,764
Available-for-sale securities (3)	22,750	—

	$1,094,593	$1,847,120
(1)	The Group purchased wealth management products from financial institutions and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from three months to twelve months. The Group estimated that their fair value approximates their amortized costs.
(2)	The Group purchased several investment products indexed to, for example, certain stock, stock market or foreign exchange with maturities less than one year. The Group elected the fair value option to account for these investments. The fair value change of the investment products was insignificant for the year ended February 28, 2023. The Group recorded gains of $28,085 and $50,039 in other income resulting from changing in fair value for the years ended February 29, 2024, and February 28, 2025, respectively.
(3)	The short-term available-for-sale securities include wealth management products issued by commercial banks and other financial institutions with variable rates where the principal is unsecured but there is no restriction on withdrawal. The Group accounted for them at fair value and recognized an unrealized gain of $15,395, $707 and nil in other comprehensive income for the years ended February 28, 2023, February 29, 2024 and February 28, 2025, respectively.